Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 68,519,783	$ 88,339,890
Other financial liabilities, Non-current	2,183,803,256	1,941,874,378
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	55,977,988	75,182,769
Other financial liabilities, Non-current	2,138,411,462	1,868,805,671
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	54,350,257	49,583,377
Other financial liabilities, Non-current	$ 1,673,244,902	$ 1,658,247,283
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.08%	7.08%
Nominal Annual Rate	6.49%	6.49%
Other financial liabilities, Current	$ 14,075,294	$ 13,891,597
Other financial liabilities, Non-current	$ 1,447,687,620	$ 1,425,675,234
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.01%	6.01%
Nominal Annual Rate	5.48%	5.48%
Other financial liabilities, Current	$ 40,274,963	$ 35,691,780
Other financial liabilities, Non-current	225,557,282	232,572,049
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	8,801,651	8,686,780
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	8,801,651	8,686,780
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	45,548,606	40,896,597
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	5,273,643	5,204,817
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	40,274,963	35,691,780
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	380,412,748	34,620,562
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	341,190,623
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,222,125	34,620,562
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,222,125	370,547,004
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		335,926,442
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,222,125	34,620,562
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,222,125	34,620,562
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,222,125	34,620,562
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	214,996,029	34,620,562
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	175,773,904
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,222,125	34,620,562
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	999,391,875	1,183,838,593
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	930,723,093	1,089,748,792
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 68,668,782	$ 94,089,801